Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,894	$ 2,830
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,078	$ 1,062